Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2018

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Debt securities available-for-sale:
U.S. Treasury securities	$2,719,740	$5,552,456	$-	$8,272,196
Obligations of U.S. Government sponsored entities	-	333,309	-	333,309
Obligations of Puerto Rico, States and political subdivisions	-	6,742	-	6,742
Collateralized mortgage obligations - federal agencies	-	728,671	-	728,671
Mortgage-backed securities	-	3,957,545	1,233	3,958,778
Other	-	488	-	488
Total debt securities available-for-sale	$2,719,740	$10,579,211	$1,233	$13,300,184

Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$6,278	$-	$-	$6,278
Obligations of Puerto Rico, States and political subdivisions	-	134	-	134
Collateralized mortgage obligations	-	48	611	659
Mortgage-backed securities	-	27,214	43	27,257
Other	-	2,974	485	3,459
Total trading account debt securities, excluding derivatives	$6,278	$30,370	$1,139	$37,787
Equity securities	$-	$13,296	$-	$13,296
Mortgage servicing rights	-	-	169,777	169,777
Derivatives	-	13,603	-	13,603
Total assets measured at fair value on a recurring basis	$2,726,018	$10,636,480	$172,149	$13,534,647
Liabilities
Derivatives	$-	$(12,320)	$-	$(12,320)
Total liabilities measured at fair value on a recurring basis	$-	$(12,320)	$-	$(12,320)

At December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Debt securities available-for-sale:
U.S. Treasury securities	$503,385	$3,424,779	$-	$3,928,164
Obligations of U.S. Government sponsored entities	-	608,933	-	608,933
Obligations of Puerto Rico, States and political subdivisions	-	6,609	-	6,609
Collateralized mortgage obligations - federal agencies	-	943,753	-	943,753
Mortgage-backed securities	-	4,687,374	1,288	4,688,662
Other	-	802	-	802
Total debt securities available-for-sale	$503,385	$9,672,250	$1,288	$10,176,923

Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$261	$-	$-	$261
Obligations of Puerto Rico, States and political subdivisions	-	159	-	159
Collateralized mortgage obligations	-	-	529	529
Mortgage-backed securities	-	29,237	43	29,280
Other	-	2,988	529	3,517
Total trading account debt securities, excluding derivatives	$261	$32,384	$1,101	$33,746
Equity securities	$-	$11,076	$-	$11,076
Mortgage servicing rights	-	-	168,031	168,031
Derivatives	-	16,719	-	16,719
Total assets measured at fair value on a recurring basis	$503,646	$9,732,429	$170,420	$10,406,495
Liabilities
Derivatives	$-	$(14,431)	$-	$(14,431)
Contingent consideration	-	-	(164,858)	(164,858)
Total liabilities measured at fair value on a recurring basis	$-	$(14,431)	$(164,858)	$(179,289)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2018

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$73,893	$73,893	$(25,745)
Other real estate owned[2]	-	-	43,463	43,463	(9,189)
Other foreclosed assets[2]	-	-	1,349	1,349	(722)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$118,705	$118,705	$(35,656)

Year ended December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$64,041	$64,041	$(16,807)
Other real estate owned[2] [3]	-	-	89,743	89,743	(19,085)
Other foreclosed assets[2]	-	-	2,176	2,176	(890)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$155,960	$155,960	$(36,782)

Year ended December 31, 2016

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$79,175	$79,175	$(26,272)
Other real estate owned[2]	-	-	44,735	44,735	(10,260)
Other foreclosed assets[2]	-	-	25	25	(12)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$123,935	$123,935	$(36,544)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2018
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets	consideration [1]	liabilities
Balance at January 1, 2018	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Gains (losses) included in earnings	-	2	-	(44)	(8,477)	(8,519)	(6,112)	(6,112)
Gains (losses) included in OCI	(5)	-	-	-	-	(5)	-	-
Additions	-	260	-	-	10,223	10,483	-	-
Settlements	(50)	(180)	-	-	-	(230)	170,970	170,970
Balance at December 31, 2018	$1,233	$611	$43	$485	$169,777	$172,149	$-	$-
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2018	$-	$2	$-	$20	$8,703	$8,725	$-	$-
[1] Effective May 22, 2018, the Corporation entered into a Termination Agreement with the FDIC to terminate the Corporation’s loss sharearrangement ahead of their contractual maturities. Refer to Note 10 for additional information.

Year ended December 31, 2017
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2017	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Gains (losses) included in earnings	-	-	(124)	(73)	(36,519)	(36,716)	(11,700)	(11,700)
Gains (losses) included in OCI	9	-	-	-	-	9	-	-
Additions	-	44	332	-	7,661	8,037	-	-
Sales	-	(365)	(156)	-	-	(521)	-	-
Settlements	(25)	(195)	(876)	-	-	(1,096)	-	-
Transfers out of Level 3	(88)	(276)	(3,888)	-	-	(4,252)	-	-
Balance at December 31, 2017	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2017	$-	$-	$(3)	$42	$(18,986)	$(18,947)	$(11,700)	$(11,700)

Year ended December 31, 2016
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2016	$1,434	$1,831	$6,454	$687	$211,405	$221,811	$(120,380)	$(120,380)
Gains (losses) included in earnings	(3)	(4)	(86)	(85)	(25,336)	(25,514)	(32,778)	(32,778)
Gains (losses) included in OCI	11	-	-	-	-	11	-	-
Additions	-	233	1,128	-	10,835	12,196	-	-
Sales	-	(309)	(1,852)	-	-	(2,161)	-	-
Settlements	(50)	(430)	(889)	-	(15)	(1,384)	-	-
Balance at December 31, 2016	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2016	$-	$2	$(84)	$39	$(4,745)	$(4,788)	$(32,778)	$(32,778)

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2018		2017		2016
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$-	$-	$-	$-	$(3)	$-
FDIC loss share (expense)
income	(6,112)	-	(11,700)	(11,700)	(33,413)	(33,413)
Mortgage banking activities	(8,477)	8,703	(36,519)	(18,986)	(25,336)	(4,745)
Trading account (loss) profit	(42)	22	(197)	39	(175)	(43)
Other operating income	-	-	-	-	635	635
Total	$(14,631)	$8,725	$(48,416)	$(30,647)	$(58,292)	$(37,566)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair value
	at December 31,
(In thousands)	2018	Valuation technique	Unobservable inputs	Weighted average (range)[1]
CMO's - trading	$611	Discounted cash flow model	Weighted average life	1.9 years (1.3 - 2.1 years)
			Yield	4.1% (3.9% - 4.4%)
			Prepayment speed	18.9% (16.3% - 20.7%)
Other - trading	$485	Discounted cash flow model	Weighted average life	5.2	years
			Yield	12.0%
			Prepayment speed	10.8%
Mortgage servicing rights	$169,777	Discounted cash flow model	Prepayment speed	5.3% (0.2% - 17.8%)
			Weighted average life	6.8 years (0.1 - 17.4 years)
			Discount rate	11.2% (9.5% - 15.0%)
Loans held-in-portfolio	$61,020 [2]	External appraisal	Haircut applied on
			external appraisals	10.3% (10.0%-20.0%)
Other real estate owned	$35,233 [3]	External appraisal	Haircut applied on
			external appraisals	24.7% (15.0% - 30.0%)
[1] Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2] Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3] Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.